Trade Accounts Receivable (Details) - Schedule of trade accounts receivable - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule of trade accounts receivable [Abstract]
Accounts receivable	$ 19,215,143	$ 16,304,240
Less: allowance for doubtful accounts	(2,478,648)	(2,880,513)
Trade accounts receivable, net	$ 16,736,495	$ 13,423,728